INVESTMENTS AND OTHER FINANCIAL ASSETS - Changes in Equity Method Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments and other financial assets [Abstract]
Balance at January 1,	€ 25,972	€ 23,340
Proportionate share of net profit for the period	4,043	2,665
Proportionate share of remeasurement of defined benefit plans	(3)	(33)
Balance at December 31,	€ 30,012	€ 25,972